Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,367,437	$ 1,395,604
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	$ 2,200	$ 1,200
Percentage of underlying collateral rated as investment grade	100.00%	100.00%
Principal amount that would be payable to securitization vehicles	$ 2,200	$ 1,200
Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,169,410	1,166,296
Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,175	18,805
Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	144,650	166,596
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,031	1,472
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,481	1,545
Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,333	9,152
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	31,852	29,713
Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	23	78
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	225	214
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,257	1,733
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	20,092	27,543
Maximum exposure to loss	20,092	27,543
Debt and equity interests [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,100	3,026
Maximum exposure to loss	2,100	3,026
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	598	873
Maximum exposure to loss	598	873
Debt and equity interests [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,198	4,258
Maximum exposure to loss	2,198	4,258
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,443	1,507
Maximum exposure to loss	1,443	1,507
Debt and equity interests [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,867	6,522
Maximum exposure to loss	1,867	6,522
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11,258	10,669
Maximum exposure to loss	11,258	10,669
Debt and equity interests [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1	10
Maximum exposure to loss	1	10
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	50	48
Maximum exposure to loss	50	48
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	577	630
Maximum exposure to loss	577	630
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,628	13,386
Maximum exposure to loss	13,628	13,386
Servicing assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,665	12,434
Maximum exposure to loss	12,665	12,434
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	73	109
Maximum exposure to loss	73	109
Servicing assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	890	843
Maximum exposure to loss	890	843
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(62)	31
Maximum exposure to loss	167	187
Derivative [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	28	87
Maximum exposure to loss	42	94
Derivative [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5	0
Maximum exposure to loss	5	0
Derivative [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(95)	(56)
Maximum exposure to loss	120	93
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,834)	(3,903)
Maximum exposure to loss	12,762	11,748
Other commitments and guarantees [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(190)	(232)
Maximum exposure to loss	1,137	979
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	(2)
Maximum exposure to loss	0	2
Other commitments and guarantees [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(34)	(35)
Maximum exposure to loss	10,202	9,566
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(20)	(25)
Maximum exposure to loss	20	25
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	71	72
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,590)	(3,609)
Maximum exposure to loss	1,175	1,104
Other commitments and guarantees [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	157	0
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	29,824	37,057
Net assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	14,575	15,228
Net assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	671	980
Net assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	3,082	5,153
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(15)	(25)
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,443	1,507
Net assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,867	6,522
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	7,668	7,060
Net assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1	10
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	50	48
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	482	574
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	46,649	52,864
Total exposure [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	15,902	16,439
Total exposure [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	671	984
Total exposure [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	13,332	14,761
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	25	25
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,443	1,507
Total exposure [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,938	6,594
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	12,433	11,773
Total exposure [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1	10
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	50	48
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	854	723
Equity Interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	10,700	10,300
Other Investments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities available for sale portfolio of ARS issued by VIEs	400	453
Trust preferred securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2,000)	(2,100)
Securitizations and Variable Interest Entities Textual [Abstract]
Trust preferred securities redeemed	150
Trust preferred securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying Amount Of Equity Related To Unconsolidated Variable Interest Entities	2,500	2,500
Waived fees [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Financial support provided to a nonconsolidated legal entity	$ 53	$ 109